Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period
Addition during the period	7,766
Effect of exchange rate differences	11
Balance at the end of the period	$ 7,777